NET INCOME PER SHARE (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation as their effect would be antidilutive	0.7	1.0	0.3
Additional EPS Shares	0.2
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Impact of participating securities on rounding of earning or loss per share (in dollars per share)			$ 0.01